Investment in Affiliates	12 Months Ended
Mar. 31, 2023
Investments in and Advances to Affiliates [Abstract]
Investment in Affiliates
12. Investment in Affiliates
Investment in affiliates at March 31, 2022 and 2023 consists of the following:

	Millions of yen
	2022	2023
Shares*	¥943,090	¥973,929
Loans and others	34,943	26,775

	¥978,033	¥1,000,704

*
The
re
were investees measured at fair value by electing the fair value option, primarily to reduce volatility in the equity in net income (loss) of the investees arising from the difference in the measurement basis of their assets and liabilities. The amount of shares include ¥2,511 million in amounts invested in these investees as of March 31, 2023.

Certain affiliates are listed on stock exchanges. The aggregate investment in and quoted market value of those affiliates amounted to ¥166,492 million and ¥223,834 million, respectively, as of March 31, 2022 and ¥148,045 million and ¥196,793 million, respectively, as of March 31, 2023.
In fiscal 2021, 2022 and 2023, the Company and its subsidiaries received dividends from affiliates of ¥15,416 million, ¥17,759 million and ¥21,072 million, respectively.
In the Company’s consolidated balance sheets, the book value of investment in affiliates over the underlying equity in the net assets of such affiliates as of date of the most recent available financial statements of the investees were ¥135,897 million and ¥112,977 million as of March 31, 2022 and 2023, respectively. The basis differences mainly consist of goodwill and fair value adjustments for fixed assets. The basis differences would be amortized and adjusted for impairment, if any, and the changes in the differences are included in equity in net income (loss) of affiliates.
Companies comprising a significant portion of investment in affiliates were Avolon Holdings Limited (30% of equity share) and Kansai Airports (40% of equity share) as of March 31, 2022 and 2023.

Combined and condensed information relating to the affiliates (including the affiliates elected the fair value option) for fiscal 2021, 2022 and 2023 are as follows (some operation data for entities reflect only the period since the Company and its subsidiaries made the investment and on a lag basis):

	Millions of yen
	2021	2022	2023
Operations:
Total revenues	¥1,155,974	¥1,194,172	¥1,316,683
Income before income taxes	85,667	108,065	165,612
Net income	74,008	88,572	129,331

Financial position:
Total assets	¥12,858,129	¥14,974,191	¥16,438,275
Total liabilities	9,203,980	10,729,973	11,950,087
Total equity	3,654,149	4,244,218	4,488,188
The Company and its subsidiaries had no significant transactio
n
s with these companies except as described above.